Restricted Cash, Deposits and Marketable Securities (Schedule of Restricted Cash) (Details) - EUR (€) € in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Marketable securities	[1]	€ 2,242	€ 2,132
Short-term restricted cash	[2]	22,162	1,315	[3]
Short-term deposits	[4]	6,446
Long-term restricted non-interest bearing bank deposits	[5]	3,094	408
Restricted cash, long-term bank deposits	[6]	7,862	4,992
Long-term restricted cash and deposits		€ 10,956	€ 5,400	[3]

[1]	During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[2]	On December 16, 2019, the Company announced its intention to repay the entire outstanding principal of the Company's Series
[3]	Reclassified, see Note 2E
[4]	Bank deposits with annual interest rate as of December 31, 2019 of 0.58%.
[5]	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements (see Note 11).
[6]	Bank deposits used to secure obligations under loan agreements (see Note 11).